Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 16, 2023
Balance, shares at Feb. 16, 2023
Net income			(3,105)	(3,105)
Initial measurement of Ordinary shares Subject to redemption under ASC 480-10-S99 against additional paid-in capital	$ 173	24,827		25,000
Initial measurement of Ordinary shares Subject to redemption under ASC 480-10-S99 against additional paid-in capital, shares	1,725,000
Ordinary shares issued to underwriter	$ 18	1,015,982		1,016,000
Ordinary shares issued to underwriter, shares	180,000
Balance at Mar. 31, 2023	$ 191	1,040,809	(3,105)	1,037,895
Balance, shares at Mar. 31, 2023	1,905,000
Balance at Feb. 16, 2023
Balance, shares at Feb. 16, 2023
Net income				(3,105)
Balance at Jun. 30, 2023	$ 191	1,040,809	(3,105)	1,037,895
Balance, shares at Jun. 30, 2023	1,905,000
Balance at Feb. 16, 2023
Balance, shares at Feb. 16, 2023
Net income			1,484,790	1,484,790
Initial measurement of Ordinary shares Subject to redemption under ASC 480-10-S99 against additional paid-in capital	$ (690)	(65,235,677)		(65,236,367)
Initial measurement of Ordinary shares Subject to redemption under ASC 480-10-S99 against additional paid-in capital, shares	(6,900,000)
Ordinary shares issued to underwriter				60,000,000
Issuance of ordinary shares to Sponsors	$ 173	24,827		25,000
Issuance of ordinary shares to Sponsor, shares	1,725,000
Issuance of ordinary shares to Underwriter	$ 18	1,015,982		1,016,000
Issuance of ordinary shares to Underwriter, shares	180,000
Proceeds from sale of public units	$ 600	59,999,400		60,000,000
Proceeds from sale of public units, shares	6,000,000
Proceeds from over-allotment	$ 90	8,999,910		9,000,000
Proceeds from over-allotment, shares	900,000
Sale of Private Units	$ 33	3,299,967		3,300,000
Sale of Private Units, shares	330,000
Over-allotment of Private Units	$ 3	314,997		315,000
Over-allotment of Private Units, shares	31,500
Underwriter’s commission on sale of Public Units		(1,500,000)		(1,500,000)
Underwriter’s commission on Over-allotment		(225,000)		(225,000)
Other offering costs		(1,593,898)		(1,593,898)
Allocation of offering costs to ordinary shares subject to redemption		3,137,867		3,137,867
Deduction for increase of carrying value of redeemable shares		(7,591,500)		(7,591,500)
Subsequent measurement of Common stock subject to possible redemption (interest earned on trust account)		(646,875)	(1,082,483)	(1,729,358)
Balance at Dec. 31, 2023	$ 227		402,307	402,534
Balance, shares at Dec. 31, 2023	2,266,500
Balance at Mar. 31, 2023	$ 191	1,040,809	(3,105)	1,037,895
Balance, shares at Mar. 31, 2023	1,905,000
Net income
Balance at Jun. 30, 2023	$ 191	1,040,809	(3,105)	1,037,895
Balance, shares at Jun. 30, 2023	1,905,000
Balance at Dec. 31, 2023	$ 227		402,307	402,534
Balance, shares at Dec. 31, 2023	2,266,500
Subsequent measurement of Common stock subject to possible redemption (interest earned on trust account)			(923,492)	(923,492)
Net income			786,362	786,362
Balance at Mar. 31, 2024	$ 227		265,177	265,404
Balance, shares at Mar. 31, 2024	2,266,500
Balance at Dec. 31, 2023	$ 227		402,307	402,534
Balance, shares at Dec. 31, 2023	2,266,500
Net income				1,603,116
Balance at Jun. 30, 2024	$ 227		140,081	140,308
Balance, shares at Jun. 30, 2024	2,266,500
Balance at Mar. 31, 2024	$ 227		265,177	265,404
Balance, shares at Mar. 31, 2024	2,266,500
Subsequent measurement of Common stock subject to possible redemption (interest earned on trust account)			(941,850)	(941,850)
Net income			816,754	816,754
Balance at Jun. 30, 2024	$ 227		$ 140,081	$ 140,308
Balance, shares at Jun. 30, 2024	2,266,500